Segmented Information (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure of operating segments [abstract]
Summary of Results by Business Segment
The following table summarizes the segment results for the years ended October 31, 2023 and October 31, 2022.

Results by Business Segment 1
(millions of Canadian dollars)	For the years ended October 31
	2023
	Canadian Personal and Commercial Banking	U.S. Retail	Wealth Management and Insurance	Wholesale Banking 2	Corporate 2	Total
Net interest income (loss)	$14,192	$12,037	$1,056	$1,538	$1,121	$29,944

Non-interest income (loss)	4,125	2,405	10,224	4,280	(486)	20,548

Total revenue	18,317	14,442	11,280	5,818	635	50,492
Provision for (recovery of) credit losses	1,343	928	1	126	535	2,933
Insurance claims and related expenses	–	–	3,705	–	–	3,705

Non-interest expenses	7,700	8,191	4,709	4,760	5,408	30,768

Income (loss) before income taxes and share of net income from investment in Schwab	9,274	5,323	2,865	932	(5,308)	13,086
Provision for (recovery of) income taxes	2,586	667	747	162	(994)	3,168

Share of net income from investment in Schwab 3,4	–	939	–	–	(75)	864
Net income (loss)	$6,688	$5,595	$2,118	$770	$(4,389)	$10,782

	2022
Net interest income (loss)	$12,396	$9,604	$945	$2,937	$1,471	$27,353

Non-interest income (loss)	4,190	2,821	9,915	1,894	2,859	21,679

Total revenue	16,586	12,425	10,860	4,831	4,330	49,032
Provision for (recovery of) credit losses	491	335	1	37	203	1,067
Insurance claims and related expenses	–	–	2,900	–	–	2,900

Non-interest expenses	7,176	6,920	4,711	3,033	2,801	24,641

Income (loss) before income taxes and share of net income from investment in Schwab	8,919	5,170	3,248	1,761	1,326	20,424
Provision for (recovery of) income taxes	2,361	625	853	436	(289)	3,986

Share of net income from investment in Schwab 3,4	–	1,075	–	–	(84)	991
Net income (loss)	$6,558	$5,620	$2,395	$1,325	$1,531	$17,429

1
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest
expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

2	Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
3
The
after-tax
amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, and the Bank’s share of Schwab’s restructuring charges are recorded in the Corporate segment.

4	The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note 12 for further details.

Total Assets by Business Segment
(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail	Wealth Management and Insurance	Wholesale Banking	Corporate	Total
	As at October 31, 2023
Total assets	$560,303	$561,189	$23,574	$673,398	$138,560	$1,957,024

	As at October 31, 2022
Total assets	$526,374	$585,297	$23,721	$635,094	$147,042	$1,917,528

Summary of Results by Geographic Location

Results by Geography
(millions of Canadian dollars)	For the years ended October 31	As at October 31
	2023	2023
	Total revenue	Total assets
Canada	$32,514	$1,045,532
United States	17,754	763,332

Other international	224	148,160
Total	$50,492	$1,957,024

	2022	2022
Canada	$29,244	$1,014,344
United States	18,442	760,700

Other international	1,346	142,484
Total	$49,032	$1,917,528